Taxation - Disclosure of unrecognized deferred tax assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Gross Amount
Unrecognized deferred tax assets [Line Items]
Deductible Temporary Difference	$ 132,145	$ 59,925
Tax Losses	219,466	215,425
Tax Credits	11,101	9,636
Total	362,712	284,986
Tax Effected
Unrecognized deferred tax assets [Line Items]
Deductible Temporary Difference	33,544	16,224
Tax Losses	48,317	46,982
Tax Credits	11,101	9,636
Total	$ 92,962	$ 72,843